STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 334	$ 1,289,446	$ (167,644)	$ 1,122,136
Beginning Balance, Shares at Dec. 31, 2021	3,336,500
Accretion of common stock to redemption amount		(1,084,374)		(1,084,374)
Net income (loss)			722,115	722,115
Ending Balance at Dec. 31, 2022	$ 334	205,072	554,471	759,877
Ending Balance, Shares at Dec. 31, 2022	3,336,500
Accretion of carrying value to redemption value		$ (205,072)	(1,835,785)	(2,040,857)
Excise taxes on stock redemption			(1,029,003)	(1,029,003)
Net income (loss)			(87,718)	(87,718)
Ending Balance at Dec. 31, 2023	$ 334		$ (2,398,035)	$ (2,397,701)
Ending Balance, Shares at Dec. 31, 2023	3,336,500